Supplement dated September 4, 2018
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager International Equity Strategies Fund	5/7/2018
Effective immediately, the list of portfolio managers for Baillie Gifford Overseas Limited (Baillie Gifford), under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Baillie Gifford Overseas Limited (Baillie Gifford)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jonathan Bates*	Investment Manager, and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	May 2018
Donald Farquharson, CFA	Investment Manager, and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	May 2018
Angus Franklin	Investment Manager, and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	May 2018
Andrew Stobart	Investment Manager of Baillie Gifford	Co-Portfolio Manager	May 2018
Andrew Strathdee, Ph.D.*	Investment Manager of Baillie Gifford	Co-Portfolio Manager	May 2018
Jenny Tabberer	Investment Manager of Baillie Gifford	Co-Portfolio Manager	May 2018
Tom Walsh, CFA	Investment Manager of Baillie Gifford	Co-Portfolio Manager	September 2018
*	Mr. Bates and Mr. Strathdee are expected to retire from Baillie Gifford and cease to serve as Co-Portfolio Manager for the Fund during the second quarter of 2019.
The rest of the section, including the portfolio manager information for Arrowstreet and Causeway, remains the same.
Effective immediately, the portfolio manager information for Baillie Gifford under the caption “Portfolio Managers” in the “More Information About the Fund – Primary Service Providers" section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Baillie Gifford Overseas Limited (Baillie Gifford)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jonathan Bates*	Investment Manager, and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	May 2018
Donald Farquharson, CFA	Investment Manager, and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	May 2018
Angus Franklin	Investment Manager, and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	May 2018
Andrew Strathdee, Ph.D.*	Investment Manager of Baillie Gifford	Co-Portfolio Manager	May 2018
Andrew Stobart	Investment Manager of Baillie Gifford	Co-Portfolio Manager	May 2018
Jenny Tabberer	Investment Manager of Baillie Gifford	Co-Portfolio Manager	May 2018
Tom Walsh, CFA	Investment Manager of Baillie Gifford	Co-Portfolio Manager	September 2018
*	Mr. Bates and Mr. Strathdee are expected to retire from Baillie Gifford and cease to serve as Co-Portfolio Manager for the Fund during the second quarter of 2019.
Mr. Bates joined Baillie Gifford in 1993. Mr. Bates began his investment career in 1993 and earned a D.Phil. and B.A. from Oxford University.
Mr. Farquharson joined Baillie Gifford in 2008. Mr. Farquharson began his investment career in 1988 and earned an M.A. from University of St. Andrews.
Mr. Franklin joined Baillie Gifford in 1994. Mr. Franklin began his investment career in 1994 and earned an M.A. from University of St. Andrews.
Mr. Strathdee joined Baillie Gifford in 1995. Mr. Strathdee began his investment career in 1995 and earned a Ph.D. from Birmingham University and a B.A. from Cambridge University.
Mr. Stobart joined Baillie Gifford in 1991. Mr. Stobart began his investment career in 1991 and earned an M.A. from Cambridge University.
Ms. Tabberer joined Baillie Gifford in 2011. Ms. Tabberer began her investment career in 2009 and earned a B.A. from Oxford University.
Mr. Walsh joined Baillie Gifford in 2009. Mr. Walsh began his investment career in 2004 and earned an LL.B. from the University of Edinburgh.
The rest of the section, including the portfolio manager information for Arrowstreet and Causeway, remains the same.
Shareholders should retain this Supplement for future reference.
SUP302_08_001_(09/18)